INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 7,843,894	$ 7,192,492
Key management personnel	386,476	148,466
Employee benefits and social security	$ 8,230,370	$ 7,340,958